Share Capital, Warrants and Options (Details Narrative)			3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 04, 2019 shares	Apr. 19, 2018 CAD ($) EquityInstruments $ / shares shares	Sep. 30, 2019 CAD ($) $ / shares shares	Sep. 30, 2018 CAD ($) $ / shares shares	Sep. 30, 2019 CAD ($) Option Vote $ / shares shares	Sep. 30, 2018 CAD ($) Option $ / shares shares	Dec. 31, 2018 CAD ($) Option shares
Issue of Equity [Line items]
Expected dividend yield						0.00%
Risk-free interest rate
Expected volatility
Expense from share-based payment transactions on grant of options | $						$ 317,000
Reserve [Member]
Issue of Equity [Line items]
Expense from share-based payment transactions on grant of options | $						317,000	$ 317,332
Transfer to deficit for expired options and warrants | $					$ 3,538,593	$ 229,381	$ 229,381
Stock Option Plan [Member]
Issue of Equity [Line items]
Period of options granted						5 years
Number of stock option granted | Option						6,425,000	6,425,000
Stock options exercisable price per share | $ / shares				$ .12		$ .12
Fair value of options granted | $				$ 317,332		$ 317,332
Maximum [Member]
Issue of Equity [Line items]
Risk-free interest rate						2.17%
Expected volatility						101.00%
Percentage of beneficially owns, issued and outstanding					10.00%
Period of options granted					10 years
Contemporary Amperex Technology Limited [Member]
Issue of Equity [Line items]
Number of units subscribed							200,000,000
Total purchase price | $							$ 15,000,000
Percentage of beneficially owns, issued and outstanding					25.38%
Sentient Executive GP IV Limited [Member]
Issue of Equity [Line items]
Number of units subscribed							13,333,333
Total purchase price | $							$ 1,000,000
Beneficially owned of common shares in total							369,809,820
Percentage of beneficially owns, issued and outstanding							46.93%
Post-consolidation Basis [Member] | Stock Option Plan [Member]
Issue of Equity [Line items]
Number of stock option granted | Option						642,500
Stock options exercisable price per share | $ / shares				$ 1.20		$ 1.20
Post-consolidation Basis [Member] | Contemporary Amperex Technology Limited [Member]
Issue of Equity [Line items]
Number of units subscribed							20,000,000
Post-consolidation Basis [Member] | Sentient Executive GP IV Limited [Member]
Issue of Equity [Line items]
Number of units subscribed							1,333,333
Beneficially owned of common shares in total							36,980,982
Series 1 Convertible Preferred Shares [Member]
Issue of Equity [Line items]
Authorized capital			100,000,000		100,000,000
Par value per share | $ / shares
Common Stock [Member]
Issue of Equity [Line items]
Number of shares outstanding				78,792,850		78,792,850	787,928,500
Number of shares issued				78,792,850		78,792,850	787,928,500
Common Stock [Member] | Non Brokered Private Placement [Member]
Issue of Equity [Line items]
Number of units issued		233,333,333
Price of unit issued | $ / shares		$ 0.075
Total gross proceeds | $		$ 17,500,000
Number of common shares in unit		1
Number of common share purchase warrants in unit | EquityInstruments		0.5
Exercise price of warrant | $ / shares		$ 0.12
Share issuance costs in cash | $		$ 573,836
Share issuance cost in trade payable | $							$ 250,000
Fair value of warrants issued | $		$ 2,571,514
Common Stock [Member] | Non Brokered Private Placement [Member] | Warrants [Member]
Issue of Equity [Line items]
Expected life		2 years
Expected dividend yield		0.00%
Risk-free interest rate		1.91%
Expected volatility		94.26%
Common Stock [Member] | Post-consolidation Basis [Member]
Issue of Equity [Line items]
Number of shares outstanding			78,792,850		78,792,850		78,792,850
Number of shares issued			78,792,850		78,792,850		78,792,850
Common Stock [Member] | Post-consolidation Basis [Member] | Non Brokered Private Placement [Member]
Issue of Equity [Line items]
Number of units issued		23,333,333
Price of unit issued | $ / shares		$ 0.75
Exercise price of warrant | $ / shares		$ 1.20
Common Stock [Member] | Non-adjusting events after reporting period [Member]
Issue of Equity [Line items]
Consolidation of share issued and outstanding description	Effective October 4, 2019, the Company completed a share consolidation of the Company's issued and outstanding common shares whereby for every ten (10) pre-consolidation common shares issued and outstanding, one (1) post-consolidation common share exists without par value. Share capital outstanding prior to the share consolidation was 787,928,500 common shares and 78,792,850 on a post-consolidation basis.
Number of shares issued	787,928,500
Common Stock [Member] | Non-adjusting events after reporting period [Member] | Post-consolidation Basis [Member]
Issue of Equity [Line items]
Number of shares outstanding	78,792,850
Series 1 Preferred Shares [Member]
Issue of Equity [Line items]
Number of shares outstanding			590,931	590,931	590,931	590,931
Preferred Stock [Member]
Issue of Equity [Line items]
Number of votes per share at meeting of holders of preference shares | Vote					1
Conversion value of share | $ / shares			$ 1		$ 1
Factor by which number of shares on conversion is calculated | $ / shares			$ 9.00		$ 9.00